Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Interest Paid	$ 40,449	$ 42,481	$ 51,877
Operating activities:
Net income	84,090	77,227	78,630
Adjustments to reconcile net income to net cash provided by operating activities:
(Recovery of) provision for loan losses	(7,333)	3,415	35,419
Loan put provision	0	0	3,299
Amortization of loan fees and costs, net	4,160	3,611	2,119
Depreciation	7,243	7,315	6,954
Other than temporary impairment on investment securities	0	17	54
Amortization of intangible assets	0	337	2,172
Accretion of investment securities	(213)	(33)	(239)
Amortization of prepayment penalty on long term debt	5,031	4,835	0
Deferred income tax	1,563	(2,456)	12,717
Realized net investment security losses	1,158	0	0
Loan originations to be sold in secondary market	(136,125)	(317,534)	(442,890)
Proceeds from sale of loans in secondary market	135,209	345,704	434,489
Gain on sale of loans in secondary market	(1,867)	0	0
Proceeds from Sale of Other Loans Held-for-sale	20,966	0	0
Share-based Compensation	1,259	850	407
OREO devaluations	2,406	3,180	6,872
Gains (Losses) on Sales of Other Real Estate	(5,503)	(3,110)	(4,414)
Proceeds from Sale of Other Real Estate	27,798	23,043	26,988
Bank owned life insurance income	(4,861)	(5,041)	(4,754)
Changes in assets and liabilities:
(Increase) Decrease in other assets	(23,200)	6,818	(14,171)
Decrease in other liabilities	13,629	1,676	954
Net cash provided by operating activities	122,728	145,761	138,799
Investing activities:
Proceeds from Sale of Federal Home Loan Bank Stock	8,946	0	0
Proceeds from sales of securities	173,123	75,000	0
Proceeds from calls and maturities of securities:
Held-to-maturity	41,436	219,329	681,513
Available-for-sale	99,092	385,259	666,431
Purchase of securities:
Held-to-maturity	0	0	(262,679)
Available-for-sale	(350,934)	(582,728)	(964,704)
Net (increase) decrease in other investments	(1,350)	0	1,697
Net loan originations, portfolio loans	234,017	212,311	186,740
Sales of assets/liabilities related to Vision Bank	0	0	(144,436)
Payments for Affordable Housing Programs	(9,417)	(8,222)	(9,964)
Payments to Acquire Life Insurance Policies	0	4,600	2,500
Purchases of premises and equipment, net	(7,444)	(8,842)	(6,964)
Net cash used in investing activities	(280,565)	(137,115)	(228,346)
Financing activities
Net increase in deposits	338,006	73,962	250,918
Net increase (decrease) in short-term borrowings	34,951	(102,139)	80,574
Proceeds from issuance of subordinated notes	0	0	30,000
Proceeds from long-term debt	125,000	75,000	300,000
Repayment of subordinated notes	(35,250)	0	(25,000)
Repayment of long-term debt	(153,970)	(50,952)	(340,129)
Cash payment for repurchase of common share warrant from U.S. Treasury	0	0	(2,843)
Repurchase of preferred shares from U.S. Treasury	0	0	(100,000)
Treasury Stock, Value, Acquired, Cost Method	(2,355)	(843)	0
Cash dividends paid	(57,876)	(57,949)	(60,154)
Net cash provided by (used in) financing activities	248,506	(62,921)	133,366
Increase (decrease) in cash and cash equivalents	90,669	(54,275)	43,819
Cash and cash equivalents at beginning of year	147,030	201,305	157,486
Cash and cash equivalents at end of year	237,699	147,030	201,305
Income Taxes Paid	27,810	20,000	7,000
Non cash activities [Abstract]
Real Estate Owned, Transfer to Real Estate Owned	12,780	22,144	23,634
Transfer of Portfolio Loans and Leases to Held-for-sale	21,985	0	0
Mortgage Loans on Real Estate [Member]
Adjustments to reconcile net income to net cash provided by operating activities:
Gain (Loss) on Sale of Loans and Leases	$ 2,682	$ 4,093	$ 5,807